OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investment [Line Items]
Securities - FVTPL	$ 238	$ 174
Investments accounted for using equity method
Investment [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	103	103
Other non-current liabilities	$ 93	93
Convertible Preferred Units Of US Hospitality Company
Investment [Line Items]
Percent of dividend rate	7.50%
Securities - FVTPL	$ 171	$ 147
Additional Convertible Preferred Units Of US Hospitality Company
Investment [Line Items]
Percent of dividend rate	5.00%